Financial Assets at Amortized Cost-Securities - Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	R$ 84	R$ 93
Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	0	1
Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	48	56
Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	44	44
Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	1	9
Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	3	3
Chile [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	1
Expected loss		1
Korea [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	4
Expected loss		4
Spain [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	3
Expected loss		3
Mexico [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	6
Expected loss		6
Stage 1 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(185)	(198)
Gains / (Losses)	188	(113)
Purchases	(147)	(172)
Settlements	70	311
Transfer to Stage 2		21
Cure from Stage 3		(34)
Expected loss	(74)	(185)
Stage 1 [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(14)
Gains / (Losses)	37	8
Purchases	(36)	(34)
Settlements	6	12
Expected loss	(7)	(14)
Stage 1 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(127)	(146)
Gains / (Losses)	144	(129)
Purchases	(111)	(138)
Settlements	64	299
Transfer to Stage 2		21
Cure from Stage 3		(34)
Expected loss	(30)	(127)
Stage 1 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(23)	(9)
Gains / (Losses)	39	15
Purchases	(24)	(44)
Settlements	3	15
Expected loss	(5)	(23)
Stage 1 [member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	1
Purchases	(10)
Settlements	8
Expected loss	(1)
Stage 1 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(8)	(2)
Gains / (Losses)	6	(10)
Purchases		(9)
Settlements	1	13
Expected loss	(1)	(8)
Stage 1 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(78)	(131)
Gains / (Losses)	74	(124)
Purchases	(52)	(60)
Settlements	38	250
Transfer to Stage 2		21
Cure from Stage 3		(34)
Expected loss	(18)	(78)
Stage 1 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(1)	(1)
Gains / (Losses)	8	(6)
Purchases	(20)	(2)
Settlements	11	8
Expected loss	(2)	(1)
Stage 1 [member] | Corporate debt securities [member] | Promissory and commercial notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(10)	(3)
Gains / (Losses)	10	(7)
Purchases	(5)	(10)
Settlements	3	10
Expected loss	(2)	(10)
Stage 1 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(7)
Gains / (Losses)	6	3
Purchases		(13)
Settlements		3
Expected loss	(1)	(7)
Stage 1 [member] | Brazil [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(44)	(52)
Gains / (Losses)	7	8
Expected loss	(37)	(44)
Stage 1 [member] | Chile [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(1)
Gains / (Losses)	1	(1)
Expected loss		(1)
Stage 1 [member] | Colombia [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	4
Purchases	(6)	(2)
Settlements	1	2
Expected loss	(1)
Stage 1 [member] | Korea [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(4)
Gains / (Losses)	7	7
Purchases	(3)	(14)
Settlements		3
Expected loss		(4)
Stage 1 [member] | Spain [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(3)
Gains / (Losses)	6
Purchases	(5)	(3)
Settlements	1
Expected loss	(1)	(3)
Stage 1 [member] | Mexico [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(6)
Gains / (Losses)	19	2
Purchases	(22)	(15)
Settlements	4	7
Expected loss	(5)	(6)
Stage 2 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(53)	(58)
Gains / (Losses)	19	(9)
Purchases	(20)	(67)
Settlements	16	61
Transfer to Stage 1		(21)
Transfer to Stage 3		54
Cure from Stage 3		(13)
Expected loss	(38)	(53)
Stage 2 [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Transfer to Stage 1	(21)
Stage 2 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(53)	(58)
Gains / (Losses)	19	(9)
Purchases	(20)	(67)
Settlements	16	61
Transfer to Stage 1		(21)
Transfer to Stage 3		54
Cure from Stage 3		(13)
Expected loss	(38)	(53)
Stage 2 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(5)
Gains / (Losses)	2	(3)
Settlements		5
Transfer to Stage 3		1
Expected loss		(2)
Stage 2 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(4)
Gains / (Losses)		(4)
Settlements	4
Expected loss		(4)
Stage 2 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(47)	(53)
Gains / (Losses)	17	(1)
Purchases	(20)	(67)
Settlements	12	55
Transfer to Stage 3		53
Cure from Stage 3		(13)
Expected loss	(38)	(47)
Stage 2 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)		(1)
Settlements		1
Stage 3 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,827)	(2,397)
Gains / (Losses)	610	(1,278)
Purchases	(51)	(238)
Settlements	432	1,093
Transfer to Stage 2		(54)
Cure from Stage 1		34
Cure from Stage 2		13
Expected loss	(1,836)	(2,827)
Stage 3 [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Transfer to Stage 2		(1)
Stage 3 [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Transfer to Stage 2		(53)
Cure from Stage 1		34
Cure from Stage 2		13
Stage 3 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,827)	(2,397)
Gains / (Losses)	610	(1,278)
Purchases	(51)	(238)
Settlements	432	1,093
Transfer to Stage 2		(54)
Cure from Stage 1		34
Cure from Stage 2		13
Expected loss	(1,836)	(2,827)
Stage 3 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(33)
Gains / (Losses)	6	(7)
Purchases	(15)	(1)
Settlements		42
Expected loss	(9)
Stage 3 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,827)	(2,348)
Gains / (Losses)	604	(1,287)
Purchases	(36)	(207)
Settlements	432	1,021
Expected loss	R$ (1,827)	(2,827)
Stage 3 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(16)
Gains / (Losses)		16
Purchases		(30)
Settlements		R$ 30